Income Taxes (FASB ASC 740 Income Taxes)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes (FASB ASC 740 Income Taxes)

(12) Income Taxes (FASB ASC 740 Income Taxes)

The Company applies the provisions of FASB ASC 740-10 Uncertainty in Income Taxes. As a result of the implementation, there has been no material change to the Company’s tax positions as they have not paid any corporate income taxes due to operating losses. With the exception of net operating losses and research and development credits generated in New Jersey, all tax benefits will likely not be recognized due to the substantial net operating loss carryforwards which will most likely not be realized prior to expiration.

As of December 31, 2023, the Company has approximately $166,300,000 of Federal net operating loss carryforwards (expiring in the years 2023 through 2038), and $103,300,000 of Federal net operating loss carryforwards with no expiration date, both of which have been limited by Internal Revenue Code Section 382, available to offset future federal taxable income. The Company has approximately $28,800,000 of New Jersey state net operating loss carryforwards (expiring in 2044). The Company has approximately $82,500,000 of Florida state net operating loss carryforwards with no expiration date to offset future Florida taxable income. The Company has approximately $3,600,000 of Belgium net operating loss carryforwards with no expiration date to offset future taxable income In December 2023, the Company effectively sold $14,156,000 of its New Jersey state net operating loss carryforward and $38,600 in R&D credits for the year 2022 for approximately $1,313,000. The utilization of certain state net operating loss carryforwards may be subject to annual limitations. With no tax due for the foreseeable future, the Company has determined that a policy to determine the accounting for interest or penalties related to the payment of tax is not necessary at this time.

Under the Tax Reform Act of 1986, the utilization of a corporation’s net operating loss carryforward is limited following a greater than 50% change in ownership. As noted above, due to the Company’s prior and current equity transactions, some of the Company’s net operating loss carryforwards are subject to an annual limitation generally determined by multiplying the value of the Company on the date of the ownership change by the federal long-term tax-exempt rate. Any unused annual limitation may be carried forward to future years for the balance of the net operating loss carryforward period.

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts used for income tax purposes. In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. With the exception of net operating losses generated in New Jersey which can be surrendered for 80% of their value, due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax asset, the remainder of our deferred tax assets are fully offset by a valuation allowance at December 31, 2023 and 2022.

The components of the net deferred tax assets and liabilities as of December 31, 2023 and 2022, which include the correction of an immaterial deferred tax error of approximately $1.4 million in the stock compensation component and the corresponding valuation allowance for the same amount as of December 31, 2022, consist of the following:

	(in thousands)
Deferred tax assets:	December 31,
	2023	2022
Net operating losses	$25,114	$19,674
Research and Development costs	3,517	7,647
Amortization & depreciation	6,791	2,342
R&D credits	1,376	744
Other	137	77
Right of use asset	6	2
Stock compensation	1,479	1,472
Total deferred tax assets	38,420	31,958

Less: Valuation allowance	(36,816)	(30,840)
Deferred tax assets, net	$1,604	$1,118

Deferred tax assets are included within other assets in the accompanying Consolidated Balance Sheets. The benefits of deferred tax assets are included within the gain from sale of income tax operating losses in the accompanying Consolidated Statements of Operations and Comprehensive Loss. The Company’s deferred tax asset estimates the projected sale of 2023 and 2022 New Jersey state operating losses to be sold in the subsequent year, respectively.

Rate Reconciliation

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows (in thousands):

Pre Tax Book Loss	$(28,962)

Federal Rate	(6,082)	21.0%
State Taxes	(2,244)	7.75%
Other Perms	(83)	0.29%
RTP	(8)	0.03%
Income Tax Income	(479)	1.65%
State Rate Change	618	-2.13%
R&D	(272)	0.94%
State NOL	—	0.00%
NJ NOL True Up	1,123	-3.88%
Stock Compensation True Up	(1,347)	4.65%
Fixed Assets True Up	925	-3.19%
Other	(22)	0.08%
NOL Refund VA True Up	486	-1.68%

Valuation Allowance	7,385	-25.50%

Total	$—	0.0%